Schedule of Loans Payable (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total loans payable	$ 354,385	$ 649,047	$ 567,154
Current portion of loans payable	(339,371)	(630,534)	(549,424)
Long-term portion of loans payable	15,014	18,513	17,730
Unsecured Loan One [member]
IfrsStatementLineItems [Line Items]
Total loans payable	50,805	107,167	184,235
Unsecured Loan Two [member]
IfrsStatementLineItems [Line Items]
Total loans payable	31,734	39,069	309,806
Unsecured Loan Three [member]
IfrsStatementLineItems [Line Items]
Total loans payable	21,846	25,642
Unsecured Loan Four [member]
IfrsStatementLineItems [Line Items]
Total loans payable			25,625
Unsecured Loan Five [member]
IfrsStatementLineItems [Line Items]
Total loans payable		3,534	41,533
Unsecured Loan Six [member]
IfrsStatementLineItems [Line Items]
Total loans payable	250,000	473,635
Non-interest Bearing Loans [member]
IfrsStatementLineItems [Line Items]
Total loans payable			$ 5,955